Taxation - Schedule of Loss Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Loss Before Provision for Income Taxes [Abstract]
PRC	¥ (93,714)		¥ (79,805)
Foreign	(94,277)		(3,166)
Total loss before income taxes	¥ (187,991)	$ (25,756)	¥ (82,971)	¥ (171,941)